Statement of Financial Position Parentheticals (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013 Common Stock [Member]	Dec. 31, 2012 Common Stock [Member]	Dec. 31, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Mar. 31, 2013 Preferred Stock [Member]	Dec. 31, 2012 Preferred Stock [Member]	Dec. 31, 2011 Preferred Stock [Member]	Dec. 31, 2012 Series A Preferred Stock [Member]	Dec. 31, 2011 Series A Preferred Stock [Member]	Dec. 31, 2012 Series A-1 Preferred Stock [Member]	Dec. 31, 2011 Series A-1 Preferred Stock [Member]	Dec. 31, 2012 Series B Preferred Stock [Member]	Dec. 31, 2011 Series B Preferred Stock [Member]	Dec. 31, 2012 Series B-1 Preferred Stock [Member]	Dec. 31, 2011 Series B-1 Preferred Stock [Member]	Dec. 31, 2012 Series C Preferred Stock [Member]	Dec. 31, 2011 Series C Preferred Stock [Member]
Allowance for Doubtful Accounts Receivable, Current	$ 9,016	$ 7,460	$ 14,536
Finite-Lived Intangible Assets, Accumulated Amortization	(44,687)	44,139	40,653
Common Stock, Par or Stated Value Per Share				$ 0.01	$ 0.01	$ 0	$ 0.01	$ 0	$ 0.01
Common Stock, Shares Authorized				19,000,000	19,000,000	0	80,000,000	0	10,000,000
Common Stock, Shares, Issued					0	0	9,342,509	0	360,050				0	87,254
Common Stock, Shares, Outstanding				9,999,945	9,999,945	0	9,333,680	0	360,050
Preferred Stock, Shares Outstanding								0	360,050		0	0	0	87,254	0	100,702	0	91,187	0	64,633	0	14,402
Preferred, Liquidation Preference													$ 0	$ 198,792	$ 0	$ 229,430	$ 0	$ 207,752	$ 0	$ 147,254	$ 0	$ 25,376
Preferred Stock, Par or Stated Value Per Share										$ 0.01	$ 0.01	$ 0	$ 0	$ 0.01	$ 0	$ 0.01	$ 0	$ 0.01	$ 0	$ 0.01	$ 0	$ 0.01
Preferred Stock, Shares Authorized										1,000,000	1,000,000	0	0	89,526	0	105,000	0	93,180	0	86,000	0	52,332
Preferred Stock, Shares Issued											0	0			0	100,702	0	91,187	0	64,986	0	14,402